Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Research and Development Costs
Research and development costs	€ 9,414	€ 5,446	€ 25,745	€ 17,415